Elfun Trusts

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.8% †

Application Software – 2.6%
salesforce.com Inc.	260,349	$65,430,910	(a)
Splunk Inc.	89,245	16,789,662	(a)
		82,220,572

Biotechnology – 3.3%
Alexion Pharmaceuticals Inc.	427,700	48,941,711	(a)
Vertex Pharmaceuticals Inc.	200,642	54,598,701	(a)
		103,540,412

Building Products – 0.9%
Trane Technologies PLC	244,500	29,645,625

Cable & Satellite – 2.3%
Charter Communications Inc., Class A	116,800	72,922,912	(a)

Construction Materials – 0.9%
Martin Marietta Materials Inc.	114,000	26,831,040

Data Processing & Outsourced Services – 7.4%
Fidelity National Information Services Inc.	428,249	63,042,535
Mastercard Inc., Class A	90,000	30,435,300
Visa Inc., Class A	692,300	138,439,231
		231,917,066

Diversified Banks – 3.5%
JPMorgan Chase & Co.	1,123,421	108,151,740

Electronic Components – 1.7%
Corning Inc.	1,647,200	53,385,752

Financial Exchanges & Data – 3.5%
CME Group Inc.	304,357	50,921,970
S&P Global Inc.	163,100	58,813,860
		109,735,830

Healthcare Equipment – 2.6%
Boston Scientific Corp.	2,152,103	82,231,856	(a)

Home Improvement Retail – 2.6%
Lowe’s Companies Inc.	497,049	82,440,547

Industrial Conglomerates – 2.4%
Honeywell International Inc.	457,400	75,292,614

Integrated Oil & Gas – 1.3%
Chevron Corp.	566,600	40,795,200

Interactive Media & Services – 9.4%
Alphabet Inc., Class A	38,000	55,692,800	(a)
Alphabet Inc., Class C	83,000	121,976,800	(a)
Facebook Inc., Class A	442,192	115,810,085	(a)
		293,479,685

Internet & Direct Marketing Retail – 6.7%
Alibaba Group Holding Ltd. ADR	134,000	39,393,320	(a)
Amazon.com Inc.	53,700	169,086,801	(a)
		208,480,121

Managed Healthcare – 2.3%
UnitedHealth Group Inc.	235,156	73,314,586

Movies & Entertainment – 2.9%
The Walt Disney Co.	736,200	91,347,696

Multi-Utilities – 1.0%
Sempra Energy	270,297	31,992,353

	Number of Shares	Fair Value

Oil & Gas Equipment & Services – 0.9%
Schlumberger N.V.	1,730,000	$26,918,800

Packaged Foods & Meats – 1.6%
Mondelez International Inc., Class A	861,983	49,520,923

Pharmaceuticals – 7.3%
Elanco Animal Health Inc.	2,738,160	76,476,809	(a)
Johnson & Johnson	541,300	80,588,744
Merck & Company Inc.	862,576	71,550,679
		228,616,232

Property & Casualty Insurance – 1.4%
Chubb Ltd.	366,100	42,511,532

Regional Banks – 2.2%
First Republic Bank	640,000	69,798,400

Semiconductor Equipment – 3.3%
Applied Materials Inc.	1,737,600	103,300,320

Semiconductors – 2.1%
QUALCOMM Inc.	197,800	23,277,104
Texas Instruments Inc.	289,561	41,346,415
		64,623,519

Soft Drinks – 2.8%
PepsiCo Inc.	626,400	86,819,040

Specialized REITs – 2.1%
American Tower Corp.	271,629	65,660,878

Specialty Chemicals – 1.0%
Albemarle Corp.	340,000	30,355,200

Systems Software – 7.9%
Microsoft Corp.	978,135	205,731,135
ServiceNow Inc.	87,770	42,568,450	(a)
		248,299,585

Technology Hardware, Storage & Peripherals – 5.0%
Apple Inc.	1,361,200	157,640,572

Trading Companies & Distributors – 2.4%
United Rentals Inc.	422,667	73,755,391	(a)

Trucking – 0.5%
Lyft Inc., Class A	555,800	15,312,290	(a)

Total Common Stock (Cost $1,695,993,347)		3,060,858,289
Short-Term Investments – 1.9%
State Street Institutional Treasury Money Market Fund - Premier Class 0.02%	30,438,019	30,438,019	(b,c)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07%	28,748,649	28,748,649	(b,c)
Total Short-Term Investments (Cost $59,186,668)		59,186,668

Total Investments (Cost $1,755,180,015)		3,120,044,957

Other Assets and Liabilities, net – 0.3%		10,786,383
NET ASSETS – 100.0%		$3,130,831,340

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.

See accompanying notes to schedule of investments.

Elfun Fund

Schedule of Investments	September 30, 2020 (Unaudited)

(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities
	Common Stock	$3,060,858,289	$—	$—	$3,060,858,289
	Short-Term Investments	59,186,668	—	—	59,186,668

	Total Investments in Securities	$3,120,044,957	$—	$—	$3,120,044,957

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	42,258,371	42,258,371	131,174,984	142,995,336	—	—	30,438,019	$30,438,019	134,394
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,744,978	40,744,978	130,999,007	142,995,336	—	—	28,748,649	28,748,649	134,399

TOTAL		$83,003,349	$262,173,991	$285,990,672	$—	$—		$59,186,668	$268,793

See accompanying notes to schedule of investments.

Elfun Trusts

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s Schedule of Investments.